Earnings (loss) per ordinary share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Numerator:
Loss attributable to the Parent		$ (678)	$ (338,427)	[1]	$ (43,268)	[1]
Denominator:
Weighted average basic shares outstanding		171,949,128	171,838,153	[1]	99,699,262	[1]
Basic loss per ordinary share (US Dollar)	[1]		$ (1.97)		$ (0.43)
Numerator:.
Loss attributable to the Parent		$ (678)	$ (338,427)	[1]	$ (43,268)	[1]
Denominator:.
Weighted average basic shares outstanding		171,949,128	171,838,153	[1]	99,699,262	[1]
Effect of dilutive securities		0	0		0
Weighted average diluted shares outstanding		171,949,128	171,838,153	[1]	99,699,262	[1]
Diluted loss per ordinary share (US Dollars)	[1]		$ (1.97)		$ (0.43)

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.